GMO Beyond China ETF Investment Strategy - GMO Beyond China ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in equities of companies tied economically to markets (excluding China) that are not treated as developed markets in the MSCI World Index (“emerging markets”). The Fund invests in companies that GMO believes are likely to benefit from growth in emerging markets and from the widespread trend of transitioning supply chains out of China to other emerging markets.In selecting securities for the Fund, GMO uses a combination of proprietary quantitative and fundamental investment methods to identify emerging market equities GMO believes are well positioned to benefit from the expected trend of “moving out of China.” This secular trend is driven by a combination of increasing labor costs in China, increasing geopolitical tensions and increasing focus on supply chain diversification. GMO determines the Fund’s investment universe through a top-down analysis of those countries, regions and sectors that GMO believes are positioned to benefit from the secular trend. To identify attractive securities within that universe, GMO uses a combination of proprietary quantitative and fundamental investment methods that focus on growth, quality, valuation and other patterns of information, such as price movement or volatility of an asset class, security, or market. In constructing the Fund’s portfolio, GMO also considers position size, sector and industry exposure, country and region exposure, currencies, market capitalization, liquidity, and transaction costs. GMO also may consider ESG (environmental, social and governance) criteria. For example, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of thermal coal. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include options, futures, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.